BRANDES INVESTMENT TRUST

Brandes International Equity Fund
Brandes Global Equity Fund
Brandes Global Equity Income Fund
Brandes Emerging Markets Value Fund
Brandes International Small Cap Equity Fund
Brandes Small Cap Value Fund

Supplement dated January 28, 2020 to the
Statutory Prospectus dated January 28, 2020

Until the transition of services from State Street Bank and Trust Company (“State Street”) and U.S. Bank Global Fund Services (“Fund Services”) to The Northern Trust Company is complete, State Street will continue to serve as the Funds’ custodian and Fund Services will continue to serve as the Funds’ fund accountant, fund administrator and transfer agent. The transition is expected to occur on February 1, 2020. Until February 1, 2020, the following provides information about the Funds’ custodian, administrator, transfer agent and fund accountant.

Service Providers through January 31, 2020

Fund Services is the Funds’ administrator, fund accountant and transfer and dividend disbursing agent. Its address is 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202.

State Street Bank and Trust Company is the custodian of the Funds’ assets and employs foreign sub-custodians to provide custody of the Funds’ foreign assets. Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

Between January 28, 2020 and January 31, 2020, inquiries concerning the Funds or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Funds should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Funds
Write to us at: Brandes Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53202-0701 Telephone us at: (800) 395-3807 (toll free) Visit our Web site at: www.brandesfunds.com
Overnight address:
Brandes Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

Wire investments or ACH payments to:
Please contact the Transfer Agent at (800) 395-3807 (toll free) to obtain the ABA routing number and account number for the Funds.

You can get free copies of the annual/semi-annual reports, the Statement of Additional Information, request other information and discuss your questions about the Funds by contacting the above address or telephone number.

If you invest through a financial intermediary, continue to use the contact information provided by that financial intermediary to obtain any services with respect to the Funds.

Please retain this Supplement with the Prospectus.

1

BRANDES INVESTMENT TRUST

Brandes Core Plus Fixed Income Fund

Supplement dated January 28, 2020 to the
Statutory Prospectus dated January 28, 2020

Until the transition of services from State Street Bank and Trust Company (“State Street”) and U.S. Bank Global Fund Services (“Fund Services”) to The Northern Trust Company is complete, State Street will continue to serve as the Fund’s custodian and Fund Services will continue to serve as the Fund’s fund accountant, fund administrator and transfer agent. The transition is expected to occur on February 1, 2020. Until February 1, 2020, the following provides information about the Funds’ custodian, administrator, transfer agent and fund accountant.

Service Providers through January 31, 2020

Fund Services is the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. Its address is 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202.

State Street Bank and Trust Company is the custodian of the Fund’s assets and employs foreign sub-custodians to provide custody of the Fund’s foreign assets. Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

Between January 28, 2020 and January 31, 2020, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund
Write to us at: Brandes Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53202-0701 Telephone us at: (800) 395-3807 (toll free) Visit our Web site at: www.brandesfunds.com
Overnight address:
Brandes Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

Wire investments or ACH payments to:
Please contact the Transfer Agent at (800) 395-3807 (toll free) to obtain the ABA routing number and account number for the Fund.

You can get free copies of the annual/semi-annual reports, the Statement of Additional Information, request other information and discuss your questions about the Fund by contacting the above address or telephone number.

If you invest through a financial intermediary, continue to use the contact information provided by that financial intermediary to obtain any services with respect to the Fund.

Please retain this Supplement with the Prospectus.

1

BRANDES INVESTMENT TRUST

Brandes International Equity Fund
Brandes Global Equity Fund
Brandes Global Equity Income Fund
Brandes Emerging Markets Value Fund
Brandes International Small Cap Equity Fund
Brandes Small Cap Value Fund
Brandes Core Plus Fixed Income Fund
Separately Managed Account Reserve Trust

Supplement dated January 28, 2020 to the
Statement of Additional Information dated January 28, 2020

Until the transition of services from State Street Bank and Trust Company (“State Street”) and U.S. Bank Global Fund Services (“Fund Services”) to The Northern Trust Company is complete, State Street will continue to serve as the Funds’ custodian and Fund Services will continue to serve as the Funds’ fund accountant, fund administrator and transfer agent. The transition is expected to occur on February 1, 2020. Until February 1, 2020, the following provides information about the Funds’ custodian, administrator, transfer agent and fund accountant.

Custodian

The Trust’s custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, is responsible for holding the assets of the Funds.

Administrator, Transfer Agent and Fund Accountant

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”) is the Funds’ administrator, fund accountant and transfer and dividend disbursing agent. Its address is 615 E. Michigan St., 3rd Floor, Milwaukee, Wisconsin 53202.

Please retain this supplement with the Statement of Additional Information

BRANDES INVESTMENT TRUST

Separately Managed Account Reserve Trust

Supplement dated January 28, 2020 to the
Statutory Prospectus dated January 28, 2020

Until the transition of services from State Street Bank and Trust Company (“State Street”) and U.S. Bank Global Fund Services (“Fund Services”) to The Northern Trust Company is complete, State Street will continue to serve as the Fund’s custodian and Fund Services will continue to serve as the Fund’s fund accountant, fund administrator and transfer agent. The transition is expected to occur on February 1, 2020. Until February 1, 2020, the following provides information about the Funds’ custodian, administrator, transfer agent and fund accountant.

Service Providers through January 31, 2020

Fund Services is the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. Its address is 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202.

State Street Bank and Trust Company is the custodian of the Fund’s assets and employs foreign sub-custodians to provide custody of the Fund’s foreign assets. Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

Between January 28, 2020 and January 31, 2020, inquiries concerning the Fund or shareholder accounts, requests for Fund documents, and orders to purchase or redeem shares of the Fund should be addressed as follows, rather than as shown in the Prospectus:

How to Contact the Fund
Write to us at: Brandes Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53202-0701 Telephone us at: (800) 395-3807 (toll free) Visit our Web site at: www.brandesfunds.com
Overnight address:
Brandes Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

Wire investments or ACH payments to:
Please contact the Transfer Agent at (800) 395-3807 (toll free) to obtain the ABA routing number and account number for the Fund.

You can get free copies of the annual/semi-annual reports, the Statement of Additional Information, request other information and discuss your questions about the Fund by contacting the above address or telephone number.

If you invest through a financial intermediary, continue to use the contact information provided by that financial intermediary to obtain any services with respect to the Fund.

Please retain this Supplement with the Prospectus.